Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 3,876,680	$ 1,291,667	$ 969,752